Additional Information: Condensed Financial Statements of the Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Information: Condensed Financial Statements of the Company (Details) [Line Items]
Consolidated net assets	25.00%
Cash flows from investing activities	$ (162)	$ (935)	$ (35,444)
Reclassification Adjustment | Parent
Additional Information: Condensed Financial Statements of the Company (Details) [Line Items]
Cash flows from investing activities			38,600
Amount due from entities within the Group current to non-current			123,300
Amount due to entities within the Group current to non-current			$ 3,900